Fair Value Measurements	9 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
3.	Fair Value Measurements
The Company and its subsidiaries classify and prioritize inputs used in valuation techniques to measure fair value into the following three levels:

Level 1 —	Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 —	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3 —	Unobservable inputs for the assets or liabilities.
The Company and its subsidiaries differentiate between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”). The Company and its subsidiaries mainly measure certain loans held for sale, trading debt securities, available-for-sale
debt securities, certain equity securities, derivatives, certain reinsurance recoverables, and variable annuity and variable life insurance contracts at fair value on a recurring basis.

The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2019 and December 31, 2019:
March 31, 2019

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥38,671	¥0	¥38,671	¥0
Trading debt securities	1,564	0	1,564	0
Available-for-sale debt securities:	1,264,244	24,831	1,138,966	100,447
Japanese and foreign government bond securities*2	430,851	3,227	427,624	0
Japanese prefectural and foreign municipal bond securities	193,305	0	190,417	2,888
Corporate debt securities*3	487,997	21,604	459,235	7,158
CMBS and RMBS in the Americas	61,479	0	61,479	0
Other asset-backed securities and debt securities	90,612	0	211	90,401
Equity securities*4*5	425,593	68,631	295,769	61,193
Derivative assets:	15,495	299	9,924	5,272
Interest rate swap agreements	138	0	138	0
Options held/written and other	11,140	0	5,868	5,272
Futures, foreign exchange contracts	3,007	299	2,708	0
Foreign currency swap agreements	1,203	0	1,203	0
Credit derivatives written	7	0	7	0
Netting*6	(1,497)	0	0	0
Net derivative assets	13,998	0	0	0
Other assets:	12,449	0	0	12,449
Reinsurance recoverables*7	12,449	0	0	12,449

Total	¥1,758,016	¥93,761	¥1,484,894	¥179,361

Liabilities:
Derivative liabilities:	¥25,958	¥522	¥25,436	¥0
Interest rate swap agreements	17,439	0	17,439	0
Options held/written and other	2,809	0	2,809	0
Futures, foreign exchange contracts	5,336	522	4,814	0
Foreign currency swap agreements	364	0	364	0
Credit derivatives held	10	0	10	0
Netting*6	(1,497)	0	0	0
Net derivative Liabilities	24,461	0	0	0
Policy Liabilities and Policy Account Balances:	360,198	0	0	360,198
Variable annuity and variable life insurance contracts*8	360,198	0	0	360,198

Total	¥386,156	¥522	¥25,436	¥360,198

December 31, 2019

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥43,238	¥0	¥43,238	¥0
Trading debt securities	1,371	0	1,371	0
Available-for-sale debt securities:	1,576,349	22,381	1,453,002	100,966
Japanese and foreign government bond securities*2	591,235	3,585	587,650	0
Japanese prefectural and foreign municipal bond securities	238,288	0	235,437	2,851
Corporate debt securities*3	594,755	18,796	571,743	4,216
CMBS and RMBS in the Americas	57,962	0	57,962	0
Other asset-backed securities and debt securities	94,109	0	210	93,899
Equity securities*4*5	417,433	73,334	277,917	66,182
Derivative assets:	15,683	29	5,210	10,444
Interest rate swap agreements	167	0	167	0
Options held/written and other	13,692	0	3,248	10,444
Futures, foreign exchange contracts	403	29	374	0
Foreign currency swap agreements	1,421	0	1,421	0
Netting*6	(514)	0	0	0
Net derivative assets	15,169	0	0	0
Other assets:	9,219	0	0	9,219
Reinsurance recoverables*7	9,219	0	0	9,219

Total	¥2,063,293	¥95,744	¥1,780,738	¥186,811

Liabilities:
Derivative liabilities:	¥51,188	¥157	¥51,004	¥27
Interest rate swap agreements	24,768	0	24,768	0
Options held/written and other	10,960	0	10,933	27
Futures, foreign exchange contracts	14,495	157	14,338	0
Foreign currency swap agreements	965	0	965	0
Netting*6	(514)	0	0	0
Net derivative Liabilities	50,674	0	0	0
Policy Liabilities and Policy Account Balances:	333,017	0	0	333,017
Variable annuity and variable life insurance contracts*8	333,017	0	0	333,017

Total	¥384,205	¥157	¥51,004	¥333,044

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income were gains of ¥495 million and ¥971 million from the change in the fair value of the loans for the nine months ended December 31, 2018 and 2019, respectively. Included in “Other (income) and expense, net” in the consolidated statements of income were gains of ¥294 million and ¥622 million from the change in the fair value of the loans for the three months ended December 31, 2018 and 2019, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2018 and 2019 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2019, were ¥37,865 million and ¥38,671 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥806 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of December 31, 2019, were ¥41,473 million and ¥43,238 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥1,765 million. As of March 31, 2019 and December 31, 2019, there were no loans that are 90 days or more past due or, in non-accrual
status.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥21 million and ¥7 million from the change in the fair value of those investments for the nine months ended December 31, 2018 and 2019, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥12 million and ¥7 million from the change in the fair value of those investments for the three months ended December 31, 2018 and 2019, respectively. The amounts of aggregate fair value elected the fair value option were ¥420 million and ¥790 million as of March 31, 2019 and December 31, 2019, respectively.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥136 million and a gain of ¥1,048 million from the change in the fair value of those investments for the nine months ended December 31, 2018 and 2019, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥393 million and a gain of ¥231 million from the change in the fair value of those investments for the three months ended December 31, 2018 and 2019, respectively. The amounts of aggregate fair value elected the fair value option were ¥21,136 million and ¥18,796 million as of March 31, 2019 and December 31, 2019, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥906 million and ¥533 million from the change in the fair value of those investments for the nine months ended December 31, 2018 and 2019, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥265 million and ¥121 million from the change in the fair value of those investments for the three months ended December 31, 2018 and 2019, respectively. The amounts of aggregate fair value elected the fair value option were ¥5,811 million and ¥5,997 million as of March 31, 2019 and December 31, 2019, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥12,100 million and ¥11,878 million as of March 31, 2019 and December 31, 2019, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥12,449 million and ¥9,219 million as of March 31, 2019 and December 31, 2019, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the nine and three months ended December 31, 2018 and 2019, see Note 17 “Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥360,198 million and ¥333,017 million as of March 31, 2019 and December 31, 2019, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the nine and three months ended December 31, 2018 and 2019, see Note 17 “Life Insurance Operations.”

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended December 31, 2018 and 2019:
Nine months ended December 31, 2018

	Millions of yen
	Balance at April 1, 2018	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2018	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2018 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥120,917	¥2,032	¥288	¥2,320	¥36,231	¥(22,186)	¥(24,476)	¥(20,101)	¥92,705	¥304
Japanese prefectural and foreign municipal bond securities	0	0	(7)	(7)	0	0	0	3,305	3,298	0
Corporate debt securities	3,037	0	5	5	0	0	(685)	0	2,357	0
CMBS and RMBS in the Americas	36,010	1,034	546	1,580	1,304	(6,711)	(8,777)	(23,406)	0	0
Other asset-backed securities and debt securities	81,870	998	(256)	742	34,927	(15,475)	(15,014)	0	87,050	304
Equity securities	37,879	1,957	523	2,480	34,613	(18,352)	0	0	56,620	1,685
Investment funds	37,879	1,957	523	2,480	34,613	(18,352)	0	0	56,620	1,685
Derivative assets and liabilities (net)	2,291	(1,377)	0	(1,377)	1,673	0	(1,198)	0	1,389	(1,377)
Options held/written and other	2,291	(1,377)	0	(1,377)	1,673	0	(1,198)	0	1,389	(1,377)
Other asset	15,008	480	0	480	2,800	0	(486)	0	17,802	480
Reinsurance recoverables *5	15,008	480	0	480	2,800	0	(486)	0	17,802	480
Policy Liabilities and Policy Account Balances	444,010	18,993	422	19,415	0	0	(62,522)	0	362,073	18,993
Variable annuity and variable life insurance contracts *6	444,010	18,993	422	19,415	0	0	(62,522)	0	362,073	18,993

Nine months ended December 31, 2019

	Millions of yen
	Balance at April 1, 2019	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2019	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2019 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥100,447	¥1,339	¥(1,023)	¥316	¥33,606	¥(3,425)	¥(26,987)	¥(2,991)	¥100,966	¥213
Japanese prefectural and foreign municipal bond securities	2,888	0	(37)	(37)	0	0	0	0	2,851	0
Corporate debt securities	7,158	0	(9)	(9)	900	0	(842)	(2,991)	4,216	0
Other asset-backed securities and debt securities	90,401	1,339	(977)	362	32,706	(3,425)	(26,145)	0	93,899	213
Equity securities	61,193	5,594	(131)	5,463	10,075	(5,760)	(4,789)	0	66,182	5,532
Investment funds	61,193	5,594	(131)	5,463	10,075	(5,760)	(4,789)	0	66,182	5,532
Derivative assets and liabilities (net)	5,272	5,238	(93)	5,145	0	0	0	0	10,417	5,238
Options held/written and other	5,272	5,238	(93)	5,145	0	0	0	0	10,417	5,238
Other asset	12,449	(5,355)	0	(5,355)	2,303	0	(178)	0	9,219	(5,355)
Reinsurance recoverables *5	12,449	(5,355)	0	(5,355)	2,303	0	(178)	0	9,219	(5,355)
Policy Liabilities and Policy Account Balances	360,198	(12,426)	189	(12,237)	0	0	(39,418)	0	333,017	(12,426)
Variable annuity and variable life insurance contracts *6	360,198	(12,426)	189	(12,237)	0	0	(39,418)	0	333,017	(12,426)

*1
Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

In the nine months ended December 31, 2018, Japanese prefectural and foreign municipal bond securities totaling ¥3,305 million were transferred from Level 2 to Level 3, since the valuation techniques to measure fair value of a certain foreign municipal bond security has been changed to discounted cash flows methodologies using unobservable inputs. The change of the valuation techniques is due to judgement that the Company and its subsidiaries cannot rely on price quotations from independent pricing service vendors and brokers considering deterioration of estimated cash flows from the security. In addition, CMBS and RMBS in Americas totaling ¥23,406 million were transferred from Level 3 to Level 2, since the inputs such as trading price and/or bid price became observable due to the market returning to active.
In the nine months ended December 31, 2019, corporate debt securities totaling ¥2,991 million were transferred from Level 3 to Level 2, since the inputs became observable.

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended December 31, 2018 and 2019:
Three months ended December 31, 2018

	Millions of yen
	Balance at September 30, 2018	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2018	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2018 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥122,548	¥882	¥(4,450)	¥(3,568)	¥3,259	¥(6,188)	¥(3,245)	¥(20,101)	¥92,705	¥214
Japanese prefectural and foreign municipal bond securities	0	0	(7)	(7)	0	0	0	3,305	3,298	0
Corporate debt securities	2,547	0	5	5	0	0	(195)	0	2,357	0
CMBS and RMBS in the Americas	23,996	0	(590)	(590)	0	0	0	(23,406)	0	0
Other asset-backed securities and debt securities	96,005	882	(3,858)	(2,976)	3,259	(6,188)	(3,050)	0	87,050	214
Equity securities	44,559	241	(1,056)	(815)	17,535	(4,659)	0	0	56,620	140
Investment funds	44,559	241	(1,056)	(815)	17,535	(4,659)	0	0	56,620	140
Derivative assets and liabilities (net)	743	1,021	0	1,021	0	0	(375)	0	1,389	1,021
Options held/written and other	743	1,021	0	1,021	0	0	(375)	0	1,389	1,021
Other asset	11,121	6,073	0	6,073	847	0	(239)	0	17,802	6,073
Reinsurance recoverables *5	11,121	6,073	0	6,073	847	0	(239)	0	17,802	6,073
Policy Liabilities and Policy Account Balances	405,705	28,247	534	28,781	0	0	(14,851)	0	362,073	28,247
Variable annuity and variable life insurance contracts *6	405,705	28,247	534	28,781	0	0	(14,851)	0	362,073	28,247

Three months ended December 31, 2019

	Millions of yen
	Balance at September 30, 2019	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2019	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2019 *1
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥87,265	¥244	¥1,122	¥1,366	¥17,532	¥(3,293)	¥(1,904)	¥0	¥100,966	¥141
Japanese prefectural and foreign municipal bond securities	2,808	0	43	43	0	0	0	0	2,851	0
Corporate debt securities	3,638	0	(15)	(15)	900	0	(307)	0	4,216	0
Other asset-backed securities and debt securities	80,819	244	1,094	1,338	16,632	(3,293)	(1,597)	0	93,899	141
Equity securities	65,854	929	1,283	2,212	4,639	(3,368)	(3,155)	0	66,182	1,137
Investment funds	65,854	929	1,283	2,212	4,639	(3,368)	(3,155)	0	66,182	1,137
Derivative assets and liabilities (net)	16,275	(6,123)	265	(5,858)	0	0	0	0	10,417	(6,123)
Options held/written and other	16,275	(6,123)	265	(5,858)	0	0	0	0	10,417	(6,123)
Other asset	11,382	(2,874)	0	(2,874)	750	0	(39)	0	9,219	(2,874)
Reinsurance recoverables *5	11,382	(2,874)	0	(2,874)	750	0	(39)	0	9,219	(2,874)
Policy Liabilities and Policy Account Balances	336,840	(10,387)	(94)	(10,481)	0	0	(14,304)	0	333,017	(10,387)
Variable annuity and variable life insurance contracts *6	336,840	(10,387)	(94)	(10,481)	0	0	(14,304)	0	333,017	(10,387)

*1
Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

In the three months ended December 31, 2018, Japanese prefectural and foreign municipal bond securities totaling ¥3,305 million were transferred from Level 2 to Level 3, since the valuation techniques to measure fair value of a certain foreign municipal bond security has been changed to discounted cash flows methodologies using unobservable inputs. The change of the valuation techniques is due to judgement that the Company and its subsidiaries cannot rely on price quotations from independent pricing service vendors and brokers considering deterioration of estimated cash flows from the security. In addition, CMBS and RMBS in Americas totaling ¥23,406 million were transferred from Level 3 to Level 2, since the inputs such as trading price and/or bid price became observable due to the market returning to active. There were no transfers in or out of Level 3 in the three months ended December 31, 2019.
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during year ended March 31, 2019 and the nine months ended December 31, 2019. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2019

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥3,839	¥0	¥3,839	¥0
Real estate collateral-dependent loans (net of allowance for probable loan losses)	6,630	0	0	6,630
Investment in operating leases and property under facility operations	12,901	0	0	12,901
Certain investments in affiliates	2,897	0	0	2,897

	¥26,267	¥0	¥3,839	¥22,428

Nine months ended December 31, 2019
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥4,494	¥0	¥0	¥4,494
Investment in operating leases and property under facility operations	4,462	0	712	3,750
Certain investments in affiliates	1,561	0	0	1,561

	¥10,517	¥0	¥712	¥9,805

The following is a description of the main valuation methodologies used for assets and liabilities measured at fair value.
Loans held for sale
Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale.
The loans held for sale in the Americas are classified as Level 2, because the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread.
Real estate collateral-dependent loans
The valuation allowance for large balance
non-homogeneous
loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820 (“Fair Value Measurement”), measurement for impaired loans determined using a present value technique is not considered a fair value measurement. However, measurement for impaired loans determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.

The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries generally obtain a new appraisal once a fiscal year. In addition, the Company and its subsidiaries periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.
Investment in operating leases and property under facility operations and land and buildings undeveloped or under construction
Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified the assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction.
Trading debt securities and
available-for-sale
debt securities
If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models such as discounted cash flow methodologies and broker quotes. Such securities are classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant benchmark indices.
The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as Level 2 if the inputs such as trading price and/or bid price are observable. The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as Level 3 if the Company and subsidiaries evaluate the fair value based on the unobservable inputs. In determining whether the inputs are observable or unobservable, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask
spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal
market) and other factors. With respect to certain CMBS and RMBS in the Americas and other asset-backed securities, the Company and its subsidiaries judged that there has been increased overall trading activity, and the Company and its subsidiaries classified these securities as Level 2 for those securities that were measured at fair value based on the observable inputs such as trading price and/or bit price. But for those securities that lacked observable trades because they are older vintage or below investment grade securities, the Company and its subsidiaries limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models using valuation techniques such as discounted cash flow model using Level 3 inputs in order to estimate fair value of these debt securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the Americas and other asset-backed securities.

Equity securities and investment in affiliates
If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. Certain subsidiaries elected the fair value option for investments in some funds. In addition, a certain subsidiary measures its investment held by the investment company which is owned by the subsidiary at fair value. These investment funds are classified as Level 3, because the subsidiaries measure their fair value based on discounted cash flow methodologies using inputs that are unobservable in the market and broker quotes.
Derivatives
For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange
traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.
Reinsurance recoverables
Certain subsidiaries have elected the fair value option for certain reinsurance contracts related to variable annuity and variable life insurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts. These reinsurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiaries measure their fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.
Variable annuity and variable life insurance contracts
A certain subsidiary has elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match earnings recognized for changes in fair value of policy liabilities and policy account balances with the earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and changes in fair value of reinsurance contracts. The changes in fair value of the variable annuity and variable life insurance contracts are linked to the fair value of the investment in securities managed on behalf of variable annuity and variable life policyholders. These securities consist mainly of equity securities traded in the market. In addition, variable annuity and variable life insurance contracts are exposed to the minimum guarantee risk, and the subsidiary adjusts the fair value of the underlying investments by incorporating changes in fair value of the minimum guarantee risk in the evaluation of the fair value of the entire variable annuity and variable life insurance contracts. The variable annuity and variable life insurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiary measures the fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.
Information about Level 3 Fair Value Measurements
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2019 and December 31, 2019.

	March 31, 2019
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,888	Discounted cash flows	Discount rate	8.5%
				(8.5%)
Corporate debt securities	2,162	Discounted cash flows	Discount rate	0.1% – 1.3%
				(0.8%)
	4,996	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	23,651	Discounted cash flows	Discount rate	0.2% – 51.2%
				(8.3%)
			Probability of default	0.6% – 1.6%
				(0.8%)
	66,750	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	6,012	Internal cash flows	Discount rate	0.0% – 65.0%
				(11.3%)
	32,702	Discounted cash flows	Discount rate	3.8% – 17.0%
				(14.1%)
	22,479	Appraisals/Broker quotes	—	—

Derivative assets:
Options held/written and other	5,005	Discounted cash flows	Discount rate	0.0% – 15.0%
				(8.6%)
	267	Appraisals/Broker quotes	—	—

Other assets:
Reinsurance recoverables	12,449	Discounted cash flows	Discount rate	(0.1)% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 24.0%
				(16.2%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (99.9%)

Total	¥179,361

Liabilities:
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	¥360,198	Discounted cash flows	Discount rate	(0.1)% – 0.4%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 54.0%
				(16.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (80.3%)

Total	¥360,198

	December 31, 2019
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,851	Discounted cash flows	Discount rate	8.5%
				(8.5%)
Corporate debt securities	2,216	Discounted cash flows	Discount rate	0.2% – 2.5%
				(0.8%)
	2,000	Appraisals/Broker quotes	—	—
Other asset-backed securities and debt securities	19,168	Discounted cash flows	Discount rate	1.0% – 51.2%
				(11.3%)
			Probability of default	1.9%
				(1.9%)
	74,731	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	5,352	Internal cash flows	Discount rate	0.0% – 65.0%
				(2.3%)
	49,972	Discounted cash flows	Discount rate	3.8% – 19.1%
				(16.8%)
	10,858	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	10,391	Discounted cash flows	Discount rate	12.0% – 33.0%
				(14.0%)
	53	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	9,219	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.4%)
			Lapse rate	1.5% – 14.0%
				(7.2%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥186,811

Liabilities:
Derivative liabilities:
Options held/written and other	27	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	¥333,017	Discounted cash flows	Discount rate	(0.1)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 30.0%
				(7.2%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (80.2%)

Total	¥333,044

The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during year ended March 31, 2019 and the nine months ended December 31, 2019.

	Year ended March 31, 2019
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥6,630	Direct capitalization	Capitalization rate	5.8% – 8.2%
				(6.3%)
		Appraisals	—	—
Investment in operating leases and property under facility operations	2,345	Discounted cash flows	Discount rate	7.3%
				(7.3%)
	10,556	Appraisals	—	—
Certain investments in affiliates	334	Business enterprise value multiples	—	—
		Discounted cash flows	Discount rate	14.0%
				(14.0%)
	2,563	Appraisals	—	—

	¥22,428

	Nine months ended December 31, 2019
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥4,494	Direct capitalization	Capitalization rate	5.6% – 6.6%
				(6.1%)
		Appraisals	—	—
Investment in operating leases and property under facility operations	3,750	Appraisals	—	—
Certain investments in affiliates	1,561	Appraisals	—	—

	¥9,805

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.
Certain of these unobservable inputs will have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.
For more analysis of the sensitivity of each input, see the description of the main valuation methodologies used for assets and liabilities measured at fair value.